CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 033-45961; 1940 Act File No. 811-06569) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 98 (“Amendment No. 98”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) the text of Amendment No. 98 was filed electronically.

IVY FUNDS

Dated: August 1, 2014	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary